Concentration Risks (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Institutions	Dec. 31, 2014 USD ($) Institutions	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Concentration Risk [Line Items]
Cash and cash equivalents	$ 569,917	$ 220,794	$ 548,484	$ 366,639
Number of financial institutions keeping cash and bank deposits | Institutions	24	27
Maximum percentage of total cash held in any single institution	32.00%	25.00%
Currencies other than RMB [Member] | Mainland China [Member]
Concentration Risk [Line Items]
Cash and cash equivalents	$ 1,000	$ 1,200
Revenues, Net [Member] | Product Concentration Risk, Tian Long Ba Bu, PC game [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	41.00%	55.00%	64.00%
Revenues, Net [Member] | Geographic Concentration Risk, Domestic [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	94.00%	91.00%	91.00%